CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 62,953	$ 1,382,525	$ 1,262
Receivables	205,827	2,316	0
Prepaid expenses	287,002	27,160	62,089
Inventory	294,572	67,144	0
Due from related parties	395,526	429,648	399,251
Total Current Assets	1,245,880	1,908,793	462,602
Property and equipment, net	640,477	79,153	36,597
Intangible assets, net	40,346	54,912	0
Operating lease right of use asset	2,342,738	315,207	546,350
Lease security deposit	87,782	86,811	83,386
Total Assets	4,357,223	2,444,876	1,128,935
Current liabilities
Accounts payable and accrued expenses (including accounts payable and accrued expenses of VIE without recourse to the Company of $44,818 and $101,175 as of September 30, 2021 and December 31, 2020, respectively)	57,480	101,175	0
Customer deposits (including customer deposits of VIE without recourse to the Company of $0 and $11,028 as of September 30, 2021 and December 31, 2020, respectively)	0	11,028	0
Advances from prospective customers/distributors (including advances from prospective customers/distributors of VIE without recourse to the Company of $747,449 and $757,896 as of September 30, 2021 and December 31, 2020, respectively)	747,449	757,896	0
Due to related parties (including due to related parties without recourse to the Company of $326,667 and $91,951 as of September 30, 2021 and December 31, 2020 respectively)	987,252	91,951	93,852
Operating lease liabilities - current (including operating lease liabilities - current of VIE without recourse to the Company of $79,393 and $315,207 as of September 30, 2021 and December 31, 2020, respectively)	553,389	315,207	262,928
Total Current Liabilities	2,345,570	1,277,257	356,780
Non-current liabilities
Operating lease liabilities - non-current (including operating lease liability - non- current of VIE without recourse to the Company of $0 and $0 as of September 30, 2021 and December 31, 2020, respectively)	1,789,349	0	283,422
Total Liabilities	4,134,919	1,277,257	640,202
Commitments and contingencies	0	0	0
Shareholders' Equity:
Preferred stock, par value $.01 per share, 5,000,000 shares authorized, none issued	0
Additional Paid in Capital	2,117,599	1,991,617	723,861
Accumulated deficit	(2,088,262)	(942,994)	(231,193)
Accumulated other comprehensive income (loss)	74,785	1,996	(3,935)
Total Shareholders' Equity	222,304	1,167,619	488,733
Total Liabilities and Shareholders' Equity	4,357,223	2,444,876	1,128,935
Common Stock Class B [Member]
Shareholders' Equity:
Total Shareholders' Equity	4	0	0
Common stock value	4	0	0
Common Class A [Member]
Shareholders' Equity:
Common stock value	$ 118,178	$ 117,000	$ 0